Commitments and Contingencies - Future Minimum Lease Commitments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 10.2
2019	9.3
2020	5.1
2021	2.9
2022	2.3
Thereafter	3.2
Total	$ 33.0